UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2011



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NASDAQ-100 INDEX FUND
MARCH 31, 2011

                                                                      (Form N-Q)

48480-0511                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
March 31, 2011 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            COMMON STOCKS (98.3%)

            CONSUMER DISCRETIONARY (16.0%)
            ------------------------------
            APPAREL RETAIL (0.6%)
   12,039   Ross Stores, Inc.                                                    $    856
   16,236   Urban Outfitters, Inc.*                                                   485
                                                                                 --------
                                                                                    1,341
                                                                                 --------
            AUTOMOTIVE RETAIL (0.4%)
   14,065   O'Reilly Automotive, Inc.*                                                808
                                                                                 --------
            CABLE & SATELLITE (3.3%)
  145,033   Comcast Corp. "A"                                                       3,585
   57,563   DIRECTV "A"*                                                            2,694
   32,926   Virgin Media, Inc.                                                        915
                                                                                 --------
                                                                                    7,194
                                                                                 --------
            CASINOS & GAMING (0.8%)
   13,507   Wynn Resorts Ltd.                                                       1,719
                                                                                 --------
            CATALOG RETAIL (0.4%)
   55,011   Liberty Media Corp. - Interactive "A"*                                    882
                                                                                 --------
            CONSUMER ELECTRONICS (0.3%)
   19,293   Garmin Ltd.                                                               653
                                                                                 --------
            DEPARTMENT STORES (0.4%)
   11,384   Sears Holdings Corp.*                                                     941
                                                                                 --------
            EDUCATION SERVICES (0.3%)
   14,462   Apollo Group, Inc. "A"*                                                   603
                                                                                 --------
            GENERAL MERCHANDISE STORES (0.3%)
   13,189   Dollar Tree, Inc.*                                                        732
                                                                                 --------
            HOMEFURNISHING RETAIL (0.7%)
   34,245   Bed Bath & Beyond, Inc.*                                                1,653
                                                                                 --------
            HOTELS, RESORTS, & CRUISE LINES (0.3%)
   15,273   Ctrip.com International Ltd. ADR*                                         634
                                                                                 --------
            INTERNET RETAIL (4.5%)
   29,935   Amazon.com, Inc.*                                                       5,392
   26,818   Expedia, Inc.                                                             608
    5,039   Netflix, Inc.*                                                          1,196
    5,198   Priceline.com, Inc.*                                                    2,632
                                                                                 --------
                                                                                    9,828
                                                                                 --------
            LEISURE PRODUCTS (0.5%)
   39,863   Mattel, Inc.                                                              994
                                                                                 --------
            MOVIES & ENTERTAINMENT (1.1%)
  142,736   News Corp. "A"                                                          2,507
                                                                                 --------
            RESTAURANTS (1.7%)
  103,689   Starbucks Corp.                                                         3,831
                                                                                 --------

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1  | USAA NASDAQ-100 Index Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            SPECIALTY STORES (0.4%)
   48,561   Staples, Inc.                                                        $    943
                                                                                 --------
            Total Consumer Discretionary                                           35,263
                                                                                 --------

            CONSUMER STAPLES (1.3%)
            -----------------------
            FOOD RETAIL (0.5%)
   18,189   Whole Foods Market, Inc.                                                1,199
                                                                                 --------
            HYPERMARKETS & SUPER CENTERS (0.8%)
   22,985   Costco Wholesale Corp.                                                  1,685
                                                                                 --------
            Total Consumer Staples                                                  2,884
                                                                                 --------

            HEALTH CARE (12.6%)
            -------------------
            BIOTECHNOLOGY (6.5%)
   43,447   Amgen, Inc.*                                                            2,322
   26,180   Biogen Idec, Inc.*                                                      1,921
   46,650   Celgene Corp.*                                                          2,684
    7,373   Cephalon, Inc.*                                                           559
   32,808   Genzyme Corp.*                                                          2,498
   78,291   Gilead Sciences, Inc.*                                                  3,323
   21,371   Vertex Pharmaceuticals, Inc.*                                           1,024
                                                                                 --------
                                                                                   14,331
                                                                                 --------
            HEALTH CARE DISTRIBUTORS (0.3%)
    9,160   Henry Schein, Inc.*                                                       643
                                                                                 --------
            HEALTH CARE EQUIPMENT (0.6%)
    3,882   Intuitive Surgical, Inc.*                                               1,294
                                                                                 --------
            HEALTH CARE SERVICES (1.2%)
   47,125   Express Scripts, Inc.*                                                  2,621
                                                                                 --------
            HEALTH CARE SUPPLIES (0.2%)
   13,628   DENTSPLY International, Inc.                                              504
                                                                                 --------
            HEALTH CARE TECHNOLOGY (0.4%)
    8,303   Cerner Corp.*                                                             923
                                                                                 --------
            LIFE SCIENCES TOOLS & SERVICES (1.0%)
   12,524   Illumina, Inc.*                                                           877
   18,211   Life Technologies Corp.*                                                  955
   23,590   Qiagen NV*                                                                473
                                                                                 --------
                                                                                    2,305
                                                                                 --------
            PHARMACEUTICALS (2.4%)
   44,386   Mylan, Inc.*                                                            1,006
   71,959   Teva Pharmaceutical Industries Ltd. ADR                                 3,610
   25,183   Warner Chilcott plc "A"                                                   587
                                                                                 --------
                                                                                    5,203
                                                                                 --------
            Total Health Care                                                      27,824
                                                                                 --------

            INDUSTRIALS (3.2%)
            ------------------
            AIR FREIGHT & LOGISTICS (1.0%)
   16,413   C.H. Robinson Worldwide, Inc.                                           1,217
   20,828   Expeditors International of Washington, Inc.                            1,044
                                                                                 --------
                                                                                    2,261
                                                                                 --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
   10,268   Joy Global, Inc.                                                        1,015
   40,866   PACCAR, Inc.                                                            2,139
                                                                                 --------
                                                                                    3,154
                                                                                 --------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    8,969   Stericycle, Inc.*                                                    $    795
                                                                                 --------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
   14,090   Fastenal Co.                                                              914
                                                                                 --------
            Total Industrials                                                       7,124
                                                                                 --------

            INFORMATION TECHNOLOGY (63.1%)
            ------------------------------
            APPLICATION SOFTWARE (2.9%)
   49,584   Adobe Systems, Inc.*                                                    1,644
   23,690   Autodesk, Inc.*                                                         1,045
   22,283   Citrix Systems, Inc.*                                                   1,637
   39,115   Intuit, Inc.*                                                           2,077
                                                                                 --------
                                                                                    6,403
                                                                                 --------
            COMMUNICATIONS EQUIPMENT (8.1%)
  197,431   Cisco Systems, Inc.                                                     3,386
    7,751   F5 Networks, Inc.*                                                        795
  198,184   QUALCOMM, Inc. (a)                                                     10,866
   51,936   Research In Motion Ltd.*                                                2,938
                                                                                 --------
                                                                                   17,985
                                                                                 --------
            COMPUTER HARDWARE (20.7%)
  128,457   Apple, Inc. (a)*                                                       44,761
   70,988   Dell, Inc.*                                                             1,030
                                                                                 --------
                                                                                   45,791
                                                                                 --------
            COMPUTER STORAGE & PERIPHERALS (1.6%)
   37,780   NetApp, Inc.*                                                           1,820
   24,050   SanDisk Corp.*                                                          1,109
   45,149   Seagate Technology plc*                                                   650
                                                                                 --------
                                                                                    3,579
                                                                                 --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
   35,074   Automatic Data Processing, Inc.                                         1,800
   18,266   Fiserv, Inc.*                                                           1,145
   34,303   Paychex, Inc.                                                           1,076
                                                                                 --------
                                                                                    4,021
                                                                                 --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
   16,586   FLIR Systems, Inc.                                                        574
                                                                                 --------
            ELECTRONIC MANUFACTURING SERVICES (0.3%)
   82,421   Flextronics International Ltd.*                                           616
                                                                                 --------
            HOME ENTERTAINMENT SOFTWARE (0.8%)
  105,530   Activision Blizzard, Inc.                                               1,158
   33,690   Electronic Arts, Inc.*                                                    658
                                                                                 --------
                                                                                    1,816
                                                                                 --------
            INTERNET SOFTWARE & SERVICES (8.2%)
   18,655   Akamai Technologies, Inc.*                                                709
   27,829   Baidu, Inc. ADR*                                                        3,835
   96,802   eBay, Inc.*                                                             3,005
   15,257   Google, Inc. "A"*                                                       8,944
   16,350   VeriSign, Inc.                                                            592
   62,924   Yahoo!, Inc.*                                                           1,047
                                                                                 --------
                                                                                   18,132
                                                                                 --------
            IT CONSULTING & OTHER SERVICES (1.4%)
   29,638   Cognizant Technology Solutions Corp. "A"*                               2,413
   10,754   Infosys Technologies Ltd. ADR                                             771
                                                                                 --------
                                                                                    3,184
                                                                                 --------

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3  | USAA NASDAQ-100 Index Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES   SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (1.3%)
   68,211   Applied Materials, Inc.                                              $  1,065
   20,247   KLA-Tencor Corp.                                                          959
   12,754   Lam Research Corp.*                                                       723
                                                                                 --------
                                                                                    2,747
                                                                                 --------
            SEMICONDUCTORS (7.0%)
   44,987   Altera Corp.                                                            1,980
   44,210   Broadcom Corp. "A"*                                                     1,741
    7,521   First Solar, Inc.*                                                      1,210
  192,115   Intel Corp.                                                             3,875
   30,311   Linear Technology Corp.                                                 1,019
   62,051   Marvell Technology Group Ltd.*                                            965
   29,169   Maxim Integrated Products, Inc.                                           747
   15,662   Microchip Technology, Inc.                                                595
  102,141   Micron Technology, Inc.*                                                1,170
   57,032   NVIDIA Corp.*                                                           1,053
   34,622   Xilinx, Inc.                                                            1,136
                                                                                 --------
                                                                                   15,491
                                                                                 --------
            SYSTEMS SOFTWARE (8.7%)
   20,761   BMC Software, Inc.*                                                     1,033
   48,973   CA, Inc.                                                                1,184
   20,580   Check Point Software Technologies Ltd.*                                 1,050
  289,085   Microsoft Corp. (a)                                                     7,331
  210,599   Oracle Corp.                                                            7,028
   79,783   Symantec Corp.*                                                         1,479
                                                                                 --------
                                                                                   19,105
                                                                                 --------
            Total Information Technology                                          139,444
                                                                                 --------

            MATERIALS (0.3%)
            ----------------
            SPECIALTY CHEMICALS (0.3%)
   11,708   Sigma-Aldrich Corp.                                                       745
                                                                                 --------

            TELECOMMUNICATION SERVICES (1.8%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.8%)
   10,546   Millicom International Cellular S.A.                                    1,014
   16,494   NII Holdings, Inc. "B"*                                                   688
   75,871   Vodafone Group plc ADR                                                  2,181
                                                                                 --------
            Total Telecommunication Services                                        3,883
                                                                                 --------
            Total Common Stocks (cost: $140,625)                                  217,167
                                                                                 --------

PRINCIPAL
AMOUNT
(000)
-----------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.6%)

            REPURCHASE AGREEMENTS (1.4%)
$   3,017   State Street Bank & Trust Co., 0.01%, acquired on 3/31/2011 and due
              4/01/2011 at $3,017 (collateralized by $2,910 of U.S. Treasury,
              3.13%, due 4/30/2017; $75 of U.S. Treasury, 1.00% due 4/30/2012;
              combined market value $3,109)                                         3,017
                                                                                 --------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                          MARKET
AMOUNT                                                                              VALUE
(000)       SECURITY                                                                (000)
-----------------------------------------------------------------------------------------
            U.S. TREASURY BILLS (0.2%)
$ 540,000   0.16%, 5/05/2011(b),(c)                                              $    540
                                                                                 --------
            Total Money Market Instruments (cost: $3,557)                           3,557
                                                                                 --------

            TOTAL INVESTMENTS (COST: $144,182)                                   $220,724
                                                                                 ========

 NUMBER OF                                                                    UNREALIZED
 CONTRACTS                                 EXPIRATION        CONTRACT        APPRECIATION
LONG/(SHORT) SECURITY                         DATE          VALUE (000)         (000)
-----------------------------------------------------------------------------------------
             FUTURES (1.6%)
       75    Nasdaq-100 Mini Index         6/17/2011        $    3,504       $         42
                                                            ----------       ------------
             TOTAL FUTURES                                  $    3,504       $         42
                                                            ==========       ============

                                                  VALUATION HIERARCHY
($ IN 000s)                                       -------------------
                                      (LEVEL 1)
                                    QUOTED PRICES       (LEVEL 2)
                                      IN ACTIVE           OTHER           (LEVEL 3)
                                       MARKETS         SIGNIFICANT       SIGNIFICANT
                                    FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                 ASSETS            INPUTS            INPUTS             TOTAL
------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                     $     217,167      $        --      $         --       $   217,167
MONEY MARKET INSTRUMENTS:
  REPURCHASE AGREEMENTS                        --            3,017                --             3,017
  U.S. TREASURY BILLS                          --              540                --               540
FUTURES*                                       42               --                --                42
------------------------------------------------------------------------------------------------------
Total                               $     217,209           $3,557      $         --       $   220,766
------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period ended March 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA NASDAQ-100 Index Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
March 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in

================================================================================

6  | USAA NASDAQ-100 Index Fund

================================================================================

consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
(NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, and U.S. Treasury bills valued based on methods discussed in Note A2.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the

================================================================================

7  | USAA NASDAQ-100 Index Fund

================================================================================

risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. As of March 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2011, were $88,461,000 and $11,919,000, respectively, resulting in net unrealized appreciation of $76,542,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $220,886,000 at March 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.3% of net assets at March 31, 2011.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2011.
(b) Zero-coupon security. Rate represents an annualized yield at time of purchase, not coupon rate.
(c) Securities with a value of $540,000 are segregated as collateral for initial margin requirements on open futures contracts.
*     Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.










                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/31/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/31/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/31/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.